ACCOUNTING POLICIES - RECONCILIATION IFRS16 (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 106,513	$ 142,705
Non-current lease liabilities	85,218	110,515
Current lease liabilities	$ 41,341	$ 45,317